RECOVERABLE TAXES	12 Months Ended
Dec. 31, 2022
RECOVERABLE TAXES
RECOVERABLE TAXES
9.	RECOVERABLE TAXES

	December 31,	December 31,
	2022	2021
IRPJ/CSLL – prepayments and withheld taxes	179,812	94,323
PIS/COFINS – on acquisitions of property, plant and equipment (1)	89,334	94,108
PIS/COFINS – operations	523,970	331,203
PIS/COFINS – exclusions from ICMS (2)	570,945	582,433
ICMS – on acquisitions of property, plant and equipment (3)	167,286	129,081
ICMS – operations (4)	1,423,375	1,363,453
Reintegra program (5)	65,971	49,265
Other taxes and contributions	39,057	50,291
Provision for loss on ICMS credits (6)	(1,103,807)	(1,064,268)
	1,955,943	1,629,889

Current	549,580	360,725
Non-current	1,406,363	1,269,164

1)	Social Integration Program (“PIS”) and Social Security Funding Contribution (“COFINS”): Credits whose realization is based on the years of depreciation of the corresponding asset.
2)	The Company and its associates filed lawsuits over the years seeking the exclusion of ICMS from the PIS and COFINS contribution tax basis, in relation to certain transactions during various periods from March 1992.
3)	Tax on Sales and Services (“ICMS”): Credits from the acquisition of property, plant and equipment are recovered on a straight-line basis over a four-year period, from the acquisition date, in accordance with the relevant regulation, the ICMS Control on Property, Plant and Equipment (“CIAP”).
4)	ICMS credits accrued due to the volume of exports and credit generated from product import transactions: Credits are concentrated in the States of Espírito Santo, Maranhão, Mato Grosso do Sul, São Paulo and Pará, where the Company realizes the credits through the sale of credits to third parties, after approval from the State Ministry of Finance of each State. Credits are also being realized through the consumption of consumer goods (tissue) transactions in the domestic market.
5)	Special Regime of Tax Refunds for Export Companies (“Reintegra”): Reintegra is a program that aims to refund the residual costs of taxes paid throughout the export chain to taxpayers, to make them more competitive in foreign markets.
6)	Includes the provision for discounts on sales to third parties of the accumulated ICMS credits in the State of Maranhão and the provision for full losses related to the low probability of realization by the units of States of Espírito Santo, Mato Grosso do Sul and Bahia.
9.1.	Roll-forward of provision for loss

	ICMS
	December 31,	December 31,
	2022	2021
Opening balance	(1,064,268)	(1,164,782)
Addition	(221,903)	(62,738)
Write-off	18,464	1,331
Reversal (1)	163,900	161,921
Closing balance	(1,103,807)	(1,064,268)

1)	Refers mainly to the reversal of the provision for loss resulting from the recovery of ICMS credits from the State of Espírito Santo through sale to third parties.